Note 35 - Fee and commission income and expenses - Fee And Commission Income (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fee And Commission Income Expenses
Bills receivables	€ 17,000,000	€ 19,000,000
Demand Accounts	265,000,000	232,000,000
Credit and Debit Cards	1,123,000,000	1,538,000,000
Checks	71,000,000	100,000,000
Transfers and other payment orders Income	368,000,000	393,000,000
Insurance product commissions	76,000,000	90,000,000
Loans Granted Pledges	69,000,000	60,000,000
Other Pledges And Financial Guarantees	185,000,000	196,000,000
Asset Management	582,000,000	511,000,000
Securities fees	199,000,000	158,000,000
Custody securities	73,000,000	59,000,000
Other fee and commission income	297,000,000	303,000,000
Total Fee And commission income (Income Statement)	€ 3,325,000,000	€ 3,661,000,000